Long-term Debt - Terms and Covenants (Details)	6 Months Ended
Jun. 30, 2016
Line of Credit Facility [Line Items]
Line of Credit Facility, Covenant Terms	In addition, the Company's credit facilities contain financial covenants and undertakings requiring the Company to maintain various financial ratios, including: - a minimum ratio of aggregate vessel value to loans secured ("SCR"); - a maximum ratio of total liabilities to market value adjusted total assets; - a minimum EBITDA to interest coverage ratio; - a minimum liquidity; and - a minimum equity ratio. As of December 31, 2015 and June 30, 2016 the Company was required to maintain minimum liquidity, not legally restricted, of $150,000 and $48,643, respectively, which is included within "Cash and cash equivalents" in the accompanying consolidated balance sheets. In addition, as of December 31, 2015 and June 30, 2016 the Company was required to maintain minimum liquidity, legally restricted, of $13,997 and $13,907, respectively, which is included within "Restricted cash" in the accompanying consolidated balance sheets.
Debt Instrument, Covenant Compliance	As of December 31, 2015, as a result of market conditions, the market value of certain of the Company's vessels was below the minimum SCR required under certain loan agreements. An SCR shortfall does not automatically trigger the acceleration of the corresponding loans or constitute a default under the relevant loan agreements. Under these loan agreements, the Company may remedy an SCR shortfall within a period of 10 to 30 days after it receives notice from the lenders by providing additional collateral or repaying the amount of the shortfall. As such, as of December 31, 2015, $14,268 (which was the amount that could be made repayable under the SCR provisions by the lenders (or "SCR Shortfall Amount")) was reclassified as current portion of long-term debt within current liabilities. Apart from this, as of December 31, 2015, the Company was in compliance with the applicable financial and other covenants contained in its debt agreements, including the 2019 Notes.